Condensed Consolidated Statement of Cash Flows (Unaudited) $ in Thousands	8 Months Ended
Sep. 30, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (57,943)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	11
Stock-based compensation expense	9,769
Non-cash interest expense	1,468
Non-cash lease expense	65
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,980)
Other non-current assets	(43)
Accounts payable	1,621
Accrued expenses and other current liabilities	1,650
Operating lease liability	6
Related party accounts payable and other current liabilities	6,357
Net cash used in operating activities	(39,019)
Cash flows from investing activities:
Purchases of property and equipment	(171)
Net cash used in investing activities	(171)
Cash flows from financing activities:
Proceeds from issuance of Pre-Merger Oruka Series A Preferred Stock, net of issuance costs paid	2,931
Proceeds from issuance of notes payable to related parties, net of issuance costs paid	24,980
Proceeds from the Pre-Closing Financing, net	228,127
Proceeds from the PIPE Financing, net	189,087
Cash acquired in connection with the reverse recapitalization	4,940
Net cash provided by financing activities	450,065
Net increase in cash and cash equivalents	410,875
Cash at beginning of period
Cash and cash equivalents at end of period	410,875
Supplemental disclosure of non-cash operating and financing activities:
Operating lease liability arising from obtaining operating right-of-use asset	982
Assets acquired in connection with the reverse recapitalization	114
Other liabilities assumed in connection with the reverse recapitalization	(54)
Pre-Closing Financing and reverse recapitalization issuance costs included in accounts payable	150
PIPE Financing issuance costs included in accounts payable	374
PIPE Financing issuance costs included in accrued expenses and other current liabilities	6
Non-cash accrued interest on convertible note converted to common stock	1,468
Non-cash exchange of Pre-Merger Oruka Series A Preferred Stock for Company Series B Convertible Preferred Stock	$ 2,931